Filed on October 1, 2024
485BXT		File Nos. 333-268826
Allianz Index Advantage+ Income		811-05618
		Class ID: C000241221

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	10	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	646	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-7494
(Depositor's Telephone Number, including Area Code)

John P. Hite, Senior Counsel, Associate General Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
_____immediately upon filing pursuant to paragraph (b) of Rule 485
__X___on October 30, 2024 pursuant to paragraph (b) of Rule 485
____60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
___X__this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: November 5, 2024

Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable and Index-linked Deferred Annuity Contract

Parts A, B and C were filed in Registrant’s Post-Effective Amendment No. 8 to Form N-4 on July 8, 2024 and are incorporated by reference.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 10 is to delay the effective date of Post-Effective Amendment No. 9, which was filed on September 4, 2024. The Post-Effective Amendment does not amend or delete the currently effective Prospectus, Supplements or Statement of Additional Information or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota, on this 1st day of October, 2024.

ALLIANZ LIFE VARIABLE ACCOUNT B
(Registrant)
By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)
By: /s/ JOHN P. HITE
John P. Hite
Senior Counsel, Associate General Counsel
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)
By: JASMINE M. JIRELE (1)
Jasmine M. Jirele
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 1st  day of October, 2024.
Signature	Title
Jasmine M. Jirele (1)	Director, President & Chief Executive Officer
Andreas G. Wimmer (1)	Director and Board Chair
William E. Gaumond(1)	Director, Senior Vice President, Chief Financial Officer and Treasurer (principal accounting officer)
Howard E. Woolley(1)	Director
Udo Frank(1)	Director
Kevin E. Walker(1)	Director
Walter R. White(1)	Director
Lauren Kathryn Day(1)	Director
(1) By Power of Attorney incorporated by reference as exhibit 27(p) from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-268962 and 811-05618), electronically filed on April 17, 2024.

By: /s/ John P. Hite
John P. Hite
Senior Counsel, Associate General Counsel